Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2005 Portfolio

March 31, 2019

VIPIFF2005-QTLY-0519
1.830286.113

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	26,656	$860,707
VIP Equity-Income Portfolio Investor Class (a)	42,719	901,800
VIP Growth & Income Portfolio Investor Class (a)	53,042	1,030,613
VIP Growth Portfolio Investor Class (a)	12,880	881,269
VIP Mid Cap Portfolio Investor Class (a)	8,163	249,854
VIP Value Portfolio Investor Class (a)	47,396	662,127
VIP Value Strategies Portfolio Investor Class (a)	27,743	324,035
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,135,182)		4,910,405

International Equity Funds - 12.5%
VIP Emerging Markets Portfolio Investor Class (a)	146,652	1,679,166
VIP Overseas Portfolio Investor Class (a)	109,976	2,242,419
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,264,105)		3,921,585

Bond Funds - 51.8%
Fidelity Inflation-Protected Bond Index Fund (a)	357,647	3,501,366
Fidelity Long Term Treasury Bond Index Fund (a)	135,370	1,784,173
VIP High Income Portfolio Investor Class (a)	117,327	618,313
VIP Investment Grade Bond Portfolio Investor Class (a)	820,614	10,405,387
TOTAL BOND FUNDS
(Cost $16,137,411)		16,309,239

Short-Term Funds - 20.1%
VIP Government Money Market Portfolio Investor Class 2.23% (a)(b)
(Cost $6,337,653)	6,337,653	6,337,653
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $29,874,351)		31,478,882
NET OTHER ASSETS (LIABILITIES) - 0.0%		12
NET ASSETS - 100%		$31,478,894

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$3,133,834	$364,555	$99,639	$3,327	$(470)	$103,086	$3,501,366
Fidelity Long Term Treasury Bond Index Fund	1,618,090	200,739	104,333	12,183	(753)	70,430	1,784,173
VIP Contrafund Portfolio Investor Class	813,919	156,073	126,132	98,967	(529)	17,376	860,707
VIP Emerging Markets Portfolio Investor Class	1,469,835	160,557	176,170	--	5,118	219,826	1,679,166
VIP Equity-Income Portfolio Investor Class	854,035	119,645	110,608	59,630	(6,005)	44,733	901,800
VIP Government Money Market Portfolio Investor Class 2.23%	5,702,655	815,859	180,861	31,100	--	--	6,337,653
VIP Growth & Income Portfolio Investor Class	973,548	184,456	140,856	106,342	2,745	10,720	1,030,613
VIP Growth Portfolio Investor Class	831,938	114,365	141,407	56,013	4,810	71,563	881,269
VIP High Income Portfolio Investor Class	567,506	48,175	35,181	5,031	(2,658)	40,471	618,313
VIP Investment Grade Bond Portfolio Investor Class	9,414,760	1,018,561	337,330	41,811	1,586	307,810	10,405,387
VIP Mid Cap Portfolio Investor Class	236,688	46,745	40,403	26,872	(1,762)	8,586	249,854
VIP Overseas Portfolio Investor Class	2,052,764	245,120	200,021	78,587	(1,863)	146,419	2,242,419
VIP Value Portfolio Investor Class	627,279	88,305	99,537	41,900	(276)	46,356	662,127
VIP Value Strategies Portfolio Investor Class	306,107	52,677	55,244	31,136	(3,236)	23,731	324,035
Total	$28,602,958	$3,615,832	$1,847,722	$592,899	$(3,293)	$1,111,107	$31,478,882

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.